FINANCIAL INSTRUMENTS - Schedule of Interest Rate Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative
Notional Amount		$ 637,200
Interest Rate Swap
Derivative
Notional Amount	$ 1,557,834	$ 1,783,325
Interest Rate Swap | Minimum
Derivative
Fixed Interest Rate	1.12%	1.07%
Interest Rate Swap | Maximum
Derivative
Fixed Interest Rate	2.90%	2.90%